CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [Member]	Share-based payments [Member]	OCI [Member]	Equity component of convertible debenture [Member]	Total equity reserves [Member]	Accumulated deficit [Member]	Equity attributable to owners of the Company [Member]	Non-controlling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2023	287,146,715
Balance at Dec. 31, 2023	$ 1,879,971	$ 119,304	$ (35,224)	$ 3,945	$ 88,025	$ (609,876)	$ 1,358,120		$ 1,358,120
Net earnings (loss) for the period						(101,885)	(101,885)		(101,885)
Other comprehensive income (loss)			(5,803)		(5,803)		(5,803)		(5,803)
Total comprehensive income (loss)			(5,803)		(5,803)	(101,885)	(107,688)		(107,688)
Share-based payments		12,192			12,192		12,192		12,192
Prospectus offerings (in shares)	14,300,000
Prospectus offerings	$ 93,899						93,899		93,899
Exercise of stock options (in shares)	20,625
Exercise of stock options	$ 173	(57)			(57)		116		116
Settlement of restricted, preferred, and deferred share units (in shares)	445,898
Settlement of restricted, preferred, and deferred share units	$ 4,329	(4,329)			(4,329)				0
Shares repurchased and cancelled (in shares)	(50,000)
Shares repurchased and cancelled	$ (271)						(271)		(271)
Dividend declared and paid						(5,297)	(5,297)		(5,297)
Balance (in shares) at Dec. 31, 2024	301,863,238
Balance at Dec. 31, 2024	$ 1,978,101	127,110	(41,026)	3,945	90,028	(717,058)	1,351,071		1,351,071
Net earnings (loss) for the period						164,923	164,923	$ 46,052	210,975
Other comprehensive income (loss)			126,813		126,813		126,813		126,813
Total comprehensive income (loss)			126,813		126,813	164,923	291,736	46,052	337,788
Share-based payments		12,648			12,648		12,648		12,648
Acquisition of Gatos (in shares)	179,640,768
Acquisition of Gatos	$ 1,020,359	26,023			26,023		1,046,382	407,096	1,453,478
Exercise of stock options (in shares)	10,419,660
Exercise of stock options	$ 85,546	(36,794)			(36,794)		48,752		48,752
Settlement of restricted, preferred, and deferred share units (in shares)	567,138
Settlement of restricted, preferred, and deferred share units	$ 4,006	(4,006)			(4,006)				0
Dividends and distributions to non- controlling interest								(41,188)	(41,188)
Repurchase of 2021 convertible debentures				(44,956)	(44,956)		(44,956)		(44,956)
Equity component of convertible debentures, net of tax	$ (138)			74,046	74,046		73,908		73,908
Shares repurchased and cancelled (in shares)	(1,168,500)
Shares repurchased and cancelled	$ (8,695)						(8,695)		(8,695)
Dividend declared and paid						(9,840)	(9,840)		(9,840)
Balance (in shares) at Dec. 31, 2025	491,322,304
Balance at Dec. 31, 2025	$ 3,079,179	$ 124,981	$ 85,787	$ 33,035	$ 243,801	$ (561,975)	$ 2,761,005	$ 411,961	$ 3,172,966